JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

June 25, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 231 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 233 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Multi-Index 2065 Lifetime Portfolio, Multi-Index 2065 Preservation Portfolio, and Multimanager 2065 Lifetime Portfolio, each a separate series of the Trust.

If you have any questions, please call the undersigned at (617) 572-0138.

Sincerely,
/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust